Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
May 31, 2023

Dates Covered
Collections Period	05/01/23 - 05/31/23
Interest Accrual Period	05/15/23 - 06/14/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/23	882,145,797.51	42,247
Yield Supplement Overcollateralization Amount 04/30/23	90,785,413.07	0
Receivables Balance 04/30/23	972,931,210.58	42,247
Principal Payments	36,539,919.88	1,240
Defaulted Receivables	302,638.54	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/23	86,256,685.31	0
Pool Balance at 05/31/23	849,831,966.85	40,991

Pool Statistics	$ Amount	# of Accounts
Pool Factor	83.82%
Prepayment ABS Speed	1.86%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	5,860,649.18	240
Past Due 61-90 days	1,448,807.32	55
Past Due 91-120 days	502,466.97	22
Past Due 121+ days	0.00	0
Total	7,811,923.47	317

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.83%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.21%
Delinquency Trigger Occurred	NO

Recoveries	218,361.61
Aggregate Net Losses/(Gains) - May 2023	84,276.93
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.10%
Prior Net Losses/(Gains) Ratio	0.10%
Second Prior Net Losses/(Gains) Ratio	0.08%
Third Prior Net Losses/(Gains) Ratio	0.01%
Four Month Average	0.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.02%

Overcollateralization Target Amount	7,648,487.70
Actual Overcollateralization	7,648,487.70
Weighted Average Contract Rate	5.64%
Weighted Average Contract Rate, Yield Adjusted	10.29%
Weighted Average Remaining Term	56.92

Flow of Funds	$ Amount
Collections	41,363,866.14
Investment Earnings on Cash Accounts	26,488.50
Servicing Fee	(810,776.01)
Transfer to Collection Account	-
Available Funds	40,579,578.63

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,470,933.38
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	9,254,518.48
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,120,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,648,487.70
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,893,152.99

Total Distributions of Available Funds	40,579,578.63

Servicing Fee	810,776.01
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 05/15/23	874,206,485.33
Principal Paid	32,023,006.18
Note Balance @ 06/15/23	842,183,479.15

Class A-1
Note Balance @ 05/15/23	83,126,485.33
Principal Paid	32,023,006.18
Note Balance @ 06/15/23	51,103,479.15
Note Factor @ 06/15/23	23.5989283%

Class A-2a
Note Balance @ 05/15/23	258,240,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	258,240,000.00
Note Factor @ 06/15/23	100.0000000%

Class A-2b
Note Balance @ 05/15/23	110,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	110,000,000.00
Note Factor @ 06/15/23	100.0000000%

Class A-3
Note Balance @ 05/15/23	279,880,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	279,880,000.00
Note Factor @ 06/15/23	100.0000000%

Class A-4
Note Balance @ 05/15/23	97,610,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	97,610,000.00
Note Factor @ 06/15/23	100.0000000%

Class B
Note Balance @ 05/15/23	30,230,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	30,230,000.00
Note Factor @ 06/15/23	100.0000000%

Class C
Note Balance @ 05/15/23	15,120,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	15,120,000.00
Note Factor @ 06/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,663,419.46
Total Principal Paid	32,023,006.18
Total Paid	35,686,425.64

Class A-1
Coupon	4.86700%
Interest Paid	348,385.41
Principal Paid	32,023,006.18
Total Paid to A-1 Holders	32,371,391.59

Class A-2a
Coupon	5.18000%
Interest Paid	1,114,736.00
Principal Paid	0.00
Total Paid to A-2a Holders	1,114,736.00

Class A-2b
SOFR Rate	4.87227%
Coupon	5.30227%
Interest Paid	502,242.80
Principal Paid	0.00
Total Paid to A-2b Holders	502,242.80

Class A-3
Coupon	4.83000%
Interest Paid	1,126,517.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,126,517.00

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.6356792
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.7805208
Total Distribution Amount	35.4162000

A-1 Interest Distribution Amount	1.6087989
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	147.8781167
Total A-1 Distribution Amount	149.4869156

A-2a Interest Distribution Amount	4.3166667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.3166667

A-2b Interest Distribution Amount	4.5658436
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.5658436

A-3 Interest Distribution Amount	4.0250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0250000

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	289.00
Noteholders' Third Priority Principal Distributable Amount	472.16
Noteholders' Principal Distributable Amount	238.84

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/23	5,038,175.22
Investment Earnings	21,257.51
Investment Earnings Paid	(21,257.51)
Deposit/(Withdrawal)	-
Balance as of 06/15/23	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,613,953.48	1,371,115.22	593,698.01
Number of Extensions	105	66	44
Ratio of extensions to Beginning of Period Receivables Balance	0.27%	0.14%	0.06%